Marketable debt securities - Other disclosures - Certificates of deposit (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Total financial liabilities	$ 1,604,462	$ 1,477,724
Marketable debt securities
Financial liabilities
Total financial liabilities	134,913	101,682
Certificates of deposit (unsecured)
Financial liabilities
Financial liabilities	36,269	2,621
Accrued interest	157	7
Total financial liabilities	36,426	2,628
Certificates of deposit November 13, 2023
Financial liabilities
Financial liabilities	$ 2,500
Interest rate (as a percent)	10.82%
Certificates of deposit October 13, 2023
Financial liabilities
Financial liabilities	$ 2,500
Interest rate (as a percent)	10.33%
Certificates of deposit September 14, 2023
Financial liabilities
Financial liabilities	$ 1,100
Interest rate (as a percent)	10.79%
Certificates of deposit August 17, 2023 - One
Financial liabilities
Financial liabilities	$ 3,000
Interest rate (as a percent)	10.28%
Certificates of deposit August 17, 2023 - Two
Financial liabilities
Financial liabilities	$ 1,500
Interest rate (as a percent)	10.69%
Certificates of deposit July 20, 2023
Financial liabilities
Financial liabilities	$ 50
Interest rate (as a percent)	10.23%
Certificates of deposit June 22,2023
Financial liabilities
Financial liabilities	$ 300
Interest rate (as a percent)	10.79%
Certificates of deposit June 14, 2023
Financial liabilities
Financial liabilities	$ 1,100
Interest rate (as a percent)	10.71%
Certificates of deposit June 08, 2023
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	10.74%
Certificates of deposit June 07, 2023
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	10.67%
Certificates of deposit June 02, 2023
Financial liabilities
Financial liabilities	$ 3,000
Interest rate (as a percent)	10.32%
Certificates of deposit May 16 2023 - One
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	9.98%
Certificates of deposit May 16, 2023 - Two
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	10.30%
Certificates of deposit May 05, 2023
Financial liabilities
Financial liabilities	$ 3,000
Interest rate (as a percent)	10.32%
Certificates of deposit March 22, 2023
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	10.71%
Certificates of deposit March 01, 2023
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	10.27%
Certificates of deposit February 16, 2023 - One
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	10.71%
Certificates of deposit February 02, 2023
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	10.30%
Certificates of deposit February 03, 2023
Financial liabilities
Financial liabilities	$ 850
Interest rate (as a percent)	10.30%
Certificates of deposit January 18, 2023
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	10.69%
Certificates of deposit January 13, 2023
Financial liabilities
Financial liabilities	$ 1,000
Interest rate (as a percent)	10.73%
Certificates of deposit January 05, 2023
Financial liabilities
Financial liabilities	$ 2,000
Interest rate (as a percent)	10.28%
Certificates of deposit March 31, 2023
Financial liabilities
Financial liabilities	$ 43
Interest rate (as a percent)	2.00%
Certificates of deposit March 08, 2023
Financial liabilities
Financial liabilities	$ 3
Interest rate (as a percent)	2.20%
Certificates of deposit April 10, 2023
Financial liabilities
Financial liabilities	$ 312
Interest rate (as a percent)	0.10%
Certificates of deposit February 16, 2023 - Two
Financial liabilities
Financial liabilities	$ 11
Interest rate (as a percent)	2.20%
Certificates of deposit January 21, 2022
Financial liabilities
Financial liabilities		$ 500
Interest rate (as a percent)		5.71%
Certificates of deposit February 14, 2022
Financial liabilities
Financial liabilities		$ 2,000
Interest rate (as a percent)		5.22%
Certificates of deposit March 31, 2022
Financial liabilities
Financial liabilities		$ 3
Interest rate (as a percent)		5.00%
Certificates of deposit April 20, 2022
Financial liabilities
Financial liabilities		$ 21
Interest rate (as a percent)		5.47%
Certificates of deposit July 21, 2022
Financial liabilities
Financial liabilities		$ 50
Interest rate (as a percent)		5.19%
Certificates of deposit March 09, 2022
Financial liabilities
Financial liabilities		$ 3
Interest rate (as a percent)		0.01%
Certificates of deposit March 18, 2022
Financial liabilities
Financial liabilities		$ 19
Interest rate (as a percent)		0.01%
Certificates of deposit March 01, 2022
Financial liabilities
Financial liabilities		$ 25
Interest rate (as a percent)		0.01%